PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 338	$ 157
Accumulated Depreciation, Property, Plant, and Equipment	111	60
Depreciated cost	227	97
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	146	63
Accumulated Depreciation, Property, Plant, and Equipment	50	30
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	84	41
Accumulated Depreciation, Property, Plant, and Equipment	7	3
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	93	39
Accumulated Depreciation, Property, Plant, and Equipment	42	17
Clinical and Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15	14
Accumulated Depreciation, Property, Plant, and Equipment	$ 12	$ 10